Segment Information (Segment Assets Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changyou [Member]
Segment Reporting Information [Line Items]
Addition to property plant and equipment made during the period	$ 1.0	$ 1.4
Sohu [Member]
Segment Reporting Information [Line Items]
Addition to property plant and equipment made during the period	$ 4.6	$ 7.1